SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHARE BASED PAYMENTS
Schedule of the option activities under the Share Incentive Plan

				Weighted‑
		Weighted‑	Weighted‑	average
		average	average	remaining	Aggregate
	Number of	Exercise	grant‑date	contractual	intrinsic
	options	price	fair value	term	value
		US$	US$	Years	US$
Outstanding, December 31, 2020	14,164,968	0.88	1.28	8.93	38,899
Granted	—	—
Forfeited	(1,889,089)	1.45
Exercised	(1,275,285)	0.06
Outstanding, December 31, 2021	11,000,594	0.87	1.25	7.89	2,284
Vested and expected to vest at December 31, 2021	11,000,594	0.87	1.25	7.89	2,284
Exercisable at December 31, 2021	4,410,630	0.61	1.65	8.22	1,346

Schedule of the assumptions used to estimate the fair value of the options granted

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
Fair value per ordinary share as at valuation date	US$0.73 - US$1.93	US$1.30 — US$5.55	—
Risk‑free rate	1.92% - 2.69%	0.69% - 0.84%	—
Expected volatility range	48.0% - 48.1%	50.87% - 51.22%	—
Exercise multiple	2.2	2.2 — 2.8	—

Schedule of the amount of share-based compensation expense included in each of the relevant financial statement line items

	For the year ended
	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenue	—	1,897	940	148
Research and development expenses	76,301	19,499	5,431	852
Sales and marketing expenses	25,892	2,858	3,010	472
General and administrative expenses	168,348	55,637	5,794	909
	270,541	79,891	15,175	2,381